SEGMENT INFORMATION - Financial information by geographic areas (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	₽ 541,749	₽ 527,921	₽ 489,831
Non-current assets
Non-current assets:		477,752	454,201
Russia
Revenue
Revenue	533,794	520,671	481,536
Non-current assets
Non-current assets:		464,979	443,023
Other
Revenue
Revenue	₽ 7,955	7,250	8,295
Non-current assets
Non-current assets:		₽ 12,773	₽ 11,178